Dec. 29, 2014

BLACKROCK FUNDSSM
BlackRock Multi-Manager Alternative Strategies Fund
(the "Fund")

     Supplement dated November 24, 2015 to the Summary Prospectus of the Fund, dated July 29, 2015, and the Prospectus and Statement of Additional Information of the Fund, each dated December 29, 2014 (as amended July 29, 2015)

Pursuant to action taken by the Board of Trustees of BlackRock FundsSM, Pine River Capital Management L.P. ("Pine River") and Marathon Asset Management, LP ("Marathon") each has been approved as a sub-adviser to the Fund. BlackRock Advisors, LLC ("BlackRock"), the Fund's investment manager, expects that, effective on or about November 30, 2015, a portion of the Fund's assets will be allocated to Pine River and on or about January 4, 2016, a portion of the Fund's assets will be allocated to Marathon. Each of Pine River and Marathon intends to employ a fundamental long/short strategy as its principal investment strategy.

BlackRock has determined to terminate the sub-advisory agreement between BlackRock and Achievement Asset Management LLC ("Achievement"). As a result, pursuant to the terms of such agreement, it will be terminated effective November 23, 2015. Achievement is currently one of the Fund's sub-advisers that employs a relative value strategy as its principal strategy. The Fund's assets managed by Achievement will be re-allocated by BlackRock to the Fund's other unaffiliated sub-advisers and to mutual funds affiliated with BlackRock.

Effective November 30, 2015, the following changes are made to the Fund's Summary Prospectus and Prospectus, as applicable:

The tables in the sections entitled "Principal Investment Strategies of the Fund" or "Fund Overview —Principal Investment Strategies of the Fund", as applicable, and "Details About the Fund — How the Fund Invests — Principal Investment Strategies" are hereby amended to add the following:

Fundamental Long/Short	Pine River Capital Management L.P.

The second paragraph of the section entitled "Investment Manager" or "Fund Overview — Investment Manager", as applicable, is hereby deleted in its entirety and replaced with the following:

The Fund's Sub-Advisers are Benefit Street Partners, LLC, Ionic Capital Management LLC, LibreMax Capital, LLC, Pine River Capital Management L.P. and QMS Capital Management LP.